Note 7 - Balance Sheet Disclosures - Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance as of Jan. 1	€ 43	€ 43
Additions	224	0
Balance as of Dec. 31	267	43	€ 43
Balance as of Jan. 1	27	16
Amortization of intangible assets	34	11	11
Balance as of Dec. 31	61	27	16
Carrying Amount as of Jan. 1	16	27
Carrying Amount as of Dec. 31	206	16	27
Website [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	43	43
Additions	2	0
Balance as of Dec. 31	45	43	43
Balance as of Jan. 1	27	16
Amortization of intangible assets	11	11
Balance as of Dec. 31	38	27	16
Carrying Amount as of Jan. 1	16	27
Carrying Amount as of Dec. 31	7	16	27
Software [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	0	0
Additions	222	0
Balance as of Dec. 31	222	0	0
Balance as of Jan. 1	0	0
Amortization of intangible assets	23	0
Balance as of Dec. 31	23	0	0
Carrying Amount as of Jan. 1	0	0
Carrying Amount as of Dec. 31	€ 199	€ 0	€ 0